Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 28.1%
ADTRAN Holdings, Inc. ............... 47,702 $ 250,912
Arista Networks, Inc.
(a)
................ 6,941 2,432,682
Calix, Inc.
(a)
........................ 10,515 372,546
Ciena Corp.
(a)
...................... 12,147 585,242
Cisco Systems, Inc. .................. 48,338 2,296,538
Clearfield, Inc.
(a)(b)
.................... 1,271 49,010
CommScope Holding Co., Inc.
(a)
.......... 18,009 22,151
Extreme Networks, Inc.
(a)
............... 13,439 180,755
Infinera Corp.
(a)(b)
.................... 31,676 192,907
Juniper Networks, Inc. ................ 31,151 1,135,765
Motorola Solutions, Inc. ............... 5,813 2,244,109
Nokia OYJ , ADR, NVS ................ 485,811 1,836,366
Telefonaktiebolaget LM Ericsson , ADR ..... 361,504 2,230,480
13,829,463
IT Services — 4.9%
Fastly, Inc. , Class A
(a)(b)
................ 326,692 2,407,720
Semiconductors & Semiconductor Equipment — 9.6%
Credo Technology Group Holding Ltd.
(a)
..... 13,314 425,249
Marvell Technology, Inc. ............... 30,054 2,100,775
QUALCOMM, Inc. ................... 10,237 2,039,006
SMART Global Holdings, Inc.
(a)
........... 7,196 164,572
4,729,602
Software — 0.3%
A10 Networks, Inc. ................... 6,381 88,377
Radware Ltd.
(a)
..................... 3,473 63,348
151,725
Specialized REITs — 47.9%
American Tower Corp. ................ 25,209 4,900,126
Crown Castle, Inc. ................... 49,166 4,803,518
Digital Realty Trust, Inc. ............... 32,759 4,981,006
Equinix, Inc. ....................... 6,436 4,869,478
SBA Communications Corp. ............ 10,274 2,016,786
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. .................... 702,283 $ 2,050,666
23,621,580
Technology Hardware, Storage & Peripherals — 9.0%
NetApp, Inc. ....................... 16,354 2,106,395
Super Micro Computer, Inc.
(a)(b)
........... 2,846 2,331,870
4,438,265
Total Long-Term Investments — 99.8%
(Cost: $48,192,982) ............................... 49,178,355
Short-Term Securities
Money Market Funds — 7.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(e)
.................. 3,615,098 3,616,544
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 47,436 47,436
Total Short-Term Securities — 7.4%
(Cost: $3,663,532) ............................... 3,663,980
Total Investments — 107.2%
(Cost: $51,856,514 ) ............................... 52,842,335
Liabilities in Excess of Other Assets — (7.2)% ............. (3,548,535)
Net Assets — 100.0% ...............................
$ 49,293,800
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Sh ares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,709 $ 3,523,392
(a)
$ — $ 115 $ 328 $ 3,616,544 3,615,098 $ 721
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 46,037 1,399
(a)
— — — 47,436 47,436 708 —
$ 115 $ 328 $ 3,663,980 $ 1,429 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 1 09/20/24 $ 34 $ 121
Russell 2000 Micro E-Mini Index ................................................ 3 09/20/24 31 328
S&P 500 Micro E-Mini Index ................................................... 1 09/20/24 28 92
$ 541
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,178,355 $ — $ — $ 49,178,355
Short-Term Securities
Money Market Funds ...................................... 3,663,980 — — 3,663,980
$ 52,842,335 $ — $ — $ 52,842,335
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 541 $ — $ — $ 541
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
REIT Real Estate Investment Trust